Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)		4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Feb. 04, 2021	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (751)		$ (25,296,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Offering costs associated with derivative warrant liabilities			1,006,114
Income from investments held in Trust Account			(15,433)
Change in the fair value of derivative warrant liabilites			6,673,600
Loss upon issuance of private placement warrants			15,213,332
Changes in operating assets and liabilities:
Prepaid expenses			(87,249)
Accrued expenses	751		1,893,764
Accounts payable			21,250
Franchise tax payable			134,296
Net cash used in operating activities			(456,326)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(552,000,000)
Net cash used in investing activities			(552,000,000)
Proceeds from note payable to related party			149,000
Repayment of note payable to related party			(200,000)
Proceeds received from initial public offering, gross			552,000,000
Proceeds received from private placement			13,040,000
Offering costs paid			(11,551,067)
Underwriter fee reimbursement			1,104,000
Offering costs paid in exchange for issuance of Class B common stock to Sponsor	25,000		25,000
Offering costs included in accrued expenses	4,249		70,000
Offering costs paid by related party under promissory note			51,000
Deferred underwriting commissions in connection with the initial public offering			19,320,000
Cash Flows from Financing Activities:
Net cash provided by financing activities			554,541,933
Increase in cash, cash equivalents and restricted cash			2,085,607
Cash – beginning of the period
Cash – end of the period			2,085,607	$ 2,085,607
EQRx, INC. [Member]
Cash Flows from Operating Activities:
Net loss		$ (8,508,000)		(101,233,000)	$ (72,370,000)	$ (249,983,000)
Stock based compensation				3,816,000	120,000	346,000
Depreciation expense				874,000	70,000	338,000
Non-cash lease expense				623,000	221,000	222,000
Change in fair value of convertible promissory notes		3,882,000
Changes in operating assets and liabilities:
Accrued expenses		1,114,000		8,768,000	4,229,000	9,851,000
Prepaid expenses and other assets		(67,000)		(17,529,000)	(1,437,000)	(2,604,000)
Accounts payable		976,000		1,885,000	(96,000)	324,000
Net cash used in operating activities		(2,603,000)		(102,796,000)	(69,263,000)	(241,506,000)
Cash Flows from Investing Activities
Purchases of property and equipment		(78,000)		(344,000)	(1,962,000)	(2,980,000)
Net cash used in investing activities		(78,000)		(344,000)	(1,962,000)	(2,980,000)
Proceeds from issuance of convertible promissory notes		22,000,000
Proceeds from issuance of convertible preferred stock, net of issuance costs				71,256,000	217,703,000	714,534,000
Payment of deferred transaction costs				(1,701,000)
Proceeds from issuance of common stock		3,000		373,000	857,000	945,000
Cash and restricted cash, beginning of period				490,315,000	19,322,000	19,322,000
Cash and restricted cash, end of period		19,322,000	457,103,000	457,103,000	166,657,000	490,315,000
Purchases of property, plant and equipment included in accounts payable				20,000	289,000
Deferred transaction costs included in accrued expenses				250,000
Issuance costs for convertible preferred stock included in accounts payable and accrued expenses						220,000
Right of use asset obtained in exchange for lease obligation					6,931,000	6,931,000
Cash Flows from Financing Activities:
Net cash provided by financing activities		22,003,000		69,928,000	218,560,000	715,479,000
Increase in cash, cash equivalents and restricted cash		19,322,000		(33,212,000)	147,335,000	470,993,000
Cash – beginning of the period				489,682,000	$ 18,478,000	18,478,000
Cash – end of the period		$ 18,478,000	$ 456,470,000	$ 456,470,000		$ 489,682,000